Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Dividends Paid, Preferred Stock
Information on the declaration, record and payment dates, as well as per share and aggregate dividend amounts, for the Series A and Series B preferred shares was as follows:

			Dividend
Declaration Date	Record Date	Payment Date	Series A Per Share	Series A Aggregate	Series B Per Share	Series B Aggregate
			(In millions, except per share data)
November 17, 2014	November 30, 2014	December 15, 2014	$0.253	$7	$0.406	$24
August 15, 2014	August 31, 2014	September 15, 2014	$0.256	6	$0.406	24
May 15, 2014	May 31, 2014	June 16, 2014	$0.256	7	$0.406	24
March 5, 2014	February 28, 2014	March 17, 2014	$0.250	6	$0.406	24
				$26		$96
November 15, 2013	November 30, 2013	December 16, 2013	$0.253	$7	$0.406	$24
August 15, 2013	August 31, 2013	September 16, 2013	$0.256	6	$0.406	24
May 15, 2013	May 31, 2013	June 17, 2013	$0.256	7	$0.406	24
March 5, 2013	February 28, 2013	March 15, 2013	$0.250	6	$0.406	24
				$26		$96
November 15, 2012	November 30, 2012	December 17, 2012	$0.253	$7	$0.406	$24
August 15, 2012	August 31, 2012	September 17, 2012	$0.256	6	$0.406	24
May 15, 2012	May 31, 2012	June 15, 2012	$0.256	7	$0.406	24
March 5, 2012	February 29, 2012	March 15, 2012	$0.253	6	$0.406	24
				$26		$96

Schedule of Dividends Paid, Common Stock
The table below presents declaration, record and payment dates, as well as per share and aggregate dividend amounts, for common stock:

			Dividend
Declaration Date	Record Date	Payment Date	Per Share	Aggregate
			(In millions, except per share data)
October 28, 2014	November 7, 2014	December 12, 2014	$0.350	$398
July 7, 2014	August 8, 2014	September 12, 2014	$0.350	395
April 22, 2014	May 9, 2014	June 13, 2014	$0.350	395
January 6, 2014	February 6, 2014	March 13, 2014	$0.275	311
				$1,499

October 22, 2013	November 8, 2013	December 13, 2013	$0.275	$311
June 25, 2013	August 9, 2013	September 13, 2013	$0.275	303
April 23, 2013	May 9, 2013	June 13, 2013	$0.275	302
January 4, 2013	February 6, 2013	March 13, 2013	$0.185	203
				$1,119

October 23, 2012	November 9, 2012	December 14, 2012	$0.740	$811

Components of compensation expense related to stock based compensation
The components of compensation expense related to stock-based compensation includes compensation expense related to Phantom Stock-Based Awards, and excludes the insignificant compensation expense related to the 2005 Directors Stock Plan. Those components were:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Stock Options and Unit Options	$29	$39	$61
Performance Shares and Units (1)	111	91	80
Restricted Stock Units and Restricted Units	52	45	27
Total compensation expense	$192	$175	$168
Income tax benefit	$67	$61	$59
______________

(1)
Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period.

Total unrecognized compensation expense related to stock based compensation and the expected weighted average period over which the expenses will be recognized
The following table presents the total unrecognized compensation expense related to stock-based compensation and the expected weighted average period over which these expenses will be recognized at:

	December 31, 2014
	Expense	Weighted Average Period
	(In millions)	(Years)
Stock Options	$12	1.54
Performance Shares	$47	1.58
Restricted Stock Units	$56	1.70

Activity related to Stock Options
A summary of the activity related to Stock Options was as follows:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(Years)	(In millions)
Outstanding at January 1, 2014	29,751,376	$42.56	5.19	$379
Granted	824,323	$50.53
Exercised	(4,197,329)	$37.12
Expired	(136,031)	$57.22
Forfeited	(163,412)	$40.25
Outstanding at December 31, 2014	26,078,927	$43.63	4.67	$312
Vested and expected to vest at December 31, 2014	25,973,890	$43.65	4.59	$311
Exercisable at December 31, 2014	22,564,811	$44.15	4.17	$264
______________

(1)	The aggregate intrinsic value was computed using the closing Share price on December 31, 2014 of $54.09 and December 31, 2013 of $53.92, as applicable.

Weighted average assumptions used to determine the fair value of Stock Options issued
The following table presents the weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, used to determine the fair value of Stock Options issued:

	Years Ended December 31,
	2014	2013	2012
Dividend yield	2.18%	2.13%	1.95%
Risk-free rate of return	0.12%-5.07%	0.16%-3.89%	0.21%-4.17%
Expected volatility	33.26%	32.98%	35.59%
Exercise multiple	1.45	1.51	1.58
Post-vesting termination rate	2.93%	3.16%	3.14%
Contractual term (years)	10	10	10
Expected life (years)	6	7	7
Weighted average exercise price of stock options granted	$50.53	$35.96	$37.91
Weighted average fair value of stock options granted	$13.84	$9.88	$11.33

Stock Option exercise activity
The following table presents a summary of Stock Option exercise activity:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Total intrinsic value of stock options exercised	$67	$79	$29
Cash received from exercise of stock options	$156	$202	$109
Income tax benefit realized from stock options exercised	$24	$28	$10

Performance Share and Restricted Stock Unit Activity
The following table presents a summary of Performance Share and Restricted Stock Unit activity:

	Performance Shares		Restricted Stock Units
	Shares	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2014	5,074,140	$42.86	3,328,516	$33.35
Granted	1,183,207	$50.58	1,432,389	$46.20
Forfeited	(194,263)	$45.19	7,795	$35.13
Payable (1)	(1,551,570)	$42.79	(1,264,470)	$36.68
Outstanding at December 31, 2014	4,511,514	$44.85	3,504,230	$38.48
Vested and expected to vest at December 31, 2014	4,477,097	$44.54	3,153,807	$38.49
______________

(1)	Includes both Shares paid and Shares deferred for later payment.

Liability Award Unit Activity
The following table presents a summary of Liability Awards activity:

	Unit Options	Restricted Units	Performance Units
Outstanding at January 1, 2014	1,221,626	979,522	531,888
Granted	40,181	307,873	209,646
Exercised	(123,293)	—	—
Forfeited	(31,518)	(83,537)	(20,517)
Paid	—	(403,818)	(127,094)
Outstanding at December 31, 2014	1,106,996	800,040	593,923
Vested and expected to vest at December 31, 2014	996,296	720,036	534,531

Schedules of statutory net income, capital and surplus and reserve strengthening by subsidiary
The following table summarizes the two schedules of strengthening:

	2013 Schedule	2014 Schedule	Combined Schedule
	(In millions)
2013 Strengthening	$300	N/A	$300
2014 Strengthening	$200	$100	$300
2015 Strengthening (1)	$100	$100	$200
2016 Strengthening (1)	N/A	$100	$100
______________

(1)	The actual 2015 and 2016 amounts may differ from those originally estimated in 2013 and 2014 due to changes in economic conditions, regulations, or policyholder behavior.
Statutory capital and surplus was as follows at:

	December 31,
Company	2014	2013
	(In millions)
Metropolitan Life Insurance Company	$12,008	$12,428
American Life Insurance Company	$3,362	$2,711
MetLife Insurance Company USA (1)	$6,042	$3,566
Metropolitan Property and Casualty Insurance Company	$2,388	$2,225
Metropolitan Tower Life Insurance Company	$767	$735

______________

(1)	See Note 8 for a discussion on the Mergers.
Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2014	2013	2012
		(In millions)
Metropolitan Life Insurance Company	New York	$1,487	$369	$1,320
American Life Insurance Company	Delaware	$(36)	$631	$317
MetLife Insurance Company USA (1)	Delaware	$1,543	$3,358	$848
Metropolitan Property and Casualty Insurance Company	Rhode Island	$291	$282	$235
Metropolitan Tower Life Insurance Company	Delaware	$51	$52	$61

______________

(1)
Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MICC and does not reflect the results of the Mergers. See Note 8 for a discussion on the Mergers.

Dividend Payment Restrictions
The table below sets forth the dividends permitted to be paid by MetLife, Inc.’s primary insurance subsidiaries without insurance regulatory approval and dividends paid:

	2015	2014		2013
Company	Permitted Without Approval (1)	Paid (2)		Paid (2)
	(In millions)
Metropolitan Life Insurance Company	$1,200	$821	(3)	$1,428
American Life Insurance Company	$—	$—		$—
MetLife Insurance Company USA (4)	$3,056	$155	(5)	$1,000	(6)
Metropolitan Property and Casualty Insurance Company	$239	$200		$100
Metropolitan Tower Life Insurance Company	$102	$73		$109	(7)
MetLife Investors Insurance Company (4)	N/A	N/A		$129
______________

(1)
Reflects dividend amounts that may be paid during 2015 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2015, some or all of such dividends may require regulatory approval.

(2)	Reflects all amounts paid, including those requiring regulatory approval.

(3)	During December 2014, MLIC distributed shares of an affiliate to MetLife, Inc. as an in-kind dividend of $113 million.

(4)	See Note 8 for a discussion of the Mergers.

(5)
Prior to the Mergers, Exeter paid dividends of $155 million on its preferred stock. In August 2014, MICC redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC (“MLIG”). Following the redemption, in August 2014, MLIG paid a dividend of $1.4 billion to MetLife, Inc. MetLife USA did not pay dividends in 2014.

(6)	During the year ended December 31, 2013, MICC paid dividends of $1.0 billion.

(7)
During October 2013, Metropolitan Tower Life Insurance Company (“MTL”) distributed shares of an affiliate to MetLife, Inc. as an in-kind dividend of $32 million. Also during October 2013, MTL paid a dividend to MetLife, Inc. in the amount of $77 million in cash, which represented its dividend capacity without regulatory approval at December 31, 2013. Regulatory approval for these dividends was obtained due to the amount and timing of the payments.

Components of Accumulated Other Comprehensive Income (Loss)
Information regarding changes in the balances of each component of AOCI attributable to MetLife, Inc., net of income tax, was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Foreign Currency Translation Adjustments	Defined Benefit Plans Adjustment	Total
	(In millions)
Balance at December 31, 2011	$7,689	$985	$(648)	$(1,943)	$6,083
OCI before reclassifications	9,321	(262)	(134)	(996)	7,929
Deferred income tax benefit (expense)	(3,457)	92	249	350	(2,766)
OCI before reclassifications, net of income tax	13,553	815	(533)	(2,589)	11,246
Amounts reclassified from AOCI	58	24	—	154	236
Deferred income tax benefit (expense)	(23)	(8)	—	(54)	(85)
Amounts reclassified from AOCI, net of income tax	35	16	—	100	151
Balance at December 31, 2012	13,588	831	(533)	(2,489)	11,397
OCI before reclassifications	(8,487)	(937)	(937)	1,078	(9,283)
Deferred income tax benefit (expense)	2,807	312	(189)	(379)	2,551
OCI before reclassifications, net of income tax	7,908	206	(1,659)	(1,790)	4,665
Amounts reclassified from AOCI	411	36	—	214	661
Deferred income tax benefit (expense)	(136)	(11)	—	(75)	(222)
Amounts reclassified from AOCI, net of income tax	275	25	—	139	439
Balance at December 31, 2013	8,183	231	(1,659)	(1,651)	5,104
OCI before reclassifications	11,197	669	(1,492)	(1,150)	9,224
Deferred income tax benefit (expense)	(3,419)	(261)	(208)	401	(3,487)
OCI before reclassifications, net of income tax	15,961	639	(3,359)	(2,400)	10,841
Amounts reclassified from AOCI	(811)	717	77	180	163
Deferred income tax benefit (expense)	249	(280)	(27)	(63)	(121)
Amounts reclassified from AOCI, net of income tax	(562)	437	50	117	42
Sale of subsidiary (2)	(320)	—	6	—	(314)
Deferred income tax benefit (expense)	80	—	—	—	80
Sale of subsidiary, net of income tax	(240)	—	6	—	(234)
Balance at December 31, 2014	$15,159	$1,076	$(3,303)	$(2,283)	$10,649
__________________

(1)	See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2)	See Note 3

Reclassification out of Accumulated Other Comprehensive Income (Loss)
Information regarding amounts reclassified out of each component of AOCI, was as follows:

AOCI Components	Amounts Reclassified from AOCI			Consolidated Statement of Operations and Comprehensive Income (Loss) Locations
	Years Ended December 31,
	2014	2013	2012
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)	$603	$344	$(5)	Net investment gains (losses)
Net unrealized investment gains (losses)	67	93	73	Net investment income
Net unrealized investment gains (losses)	141	(26)	(10)	Net derivative gains (losses)
Net unrealized investment gains (losses), before income tax	811	411	58
Income tax (expense) benefit	(249)	(136)	(23)
Net unrealized investment gains (losses), net of income tax	$562	$275	$35
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps	$42	$20	$1	Net derivative gains (losses)
Interest rate swaps	9	8	4	Net investment income
Interest rate swaps	—	—	(3)	Other expenses
Interest rate forwards	(7)	10	1	Net derivative gains (losses)
Interest rate forwards	4	3	2	Net investment income
Interest rate forwards	2	(1)	(1)	Other expenses
Foreign currency swaps	(768)	(3)	23	Net derivative gains (losses)
Foreign currency swaps	(2)	(3)	(5)	Net investment income
Foreign currency swaps	2	1	1	Other expenses
Credit forwards	1	1	1	Net investment income
Gains (losses) on cash flow hedges, before income tax	(717)	36	24
Income tax (expense) benefit	280	(11)	(8)
Gains (losses) on cash flow hedges, net of income tax	(437)	25	16

Foreign currency translation adjustment	(77)	—	—	Net investment gain (losses)
Income tax (expense) benefit	27	—	—
Foreign translation adjustment, net of income tax	(50)	—	—
Defined benefit plans adjustment: (1)
Amortization of net actuarial gains (losses)	$(180)	$283	$252
Amortization of prior service (costs) credit	—	(69)	(98)
Amortization of defined benefit plan items, before income tax	(180)	214	154
Income tax (expense) benefit	63	(75)	(54)
Amortization of defined benefit plan items, net of income tax	$(117)	$139	$100
Total reclassifications, net of income tax	$(42)	$439	$151
__________________

(1)	These AOCI components are included in the computation of net periodic benefit costs. See Note 18.